Consolidated Schedule of Investments
July 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–20.52%
U.S. Treasury Floating Rate Notes–20.52%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	5.46%	01/31/2026	$ 48,600	$ 48,679,785
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	5.36%	04/30/2026	50,500	50,522,697
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(a)	5.40%	07/31/2026	48,000	48,035,163
Total U.S. Treasury Securities (Cost $147,100,000)				147,237,645
		Expiration Date
Commodity-Linked Securities–13.82%
Bank of Montreal, 1 month SOFR (linked to the Bloomberg Gold Subindex, multiplied by 2)(b)(c)		06/03/2025	32,000	43,276,149
Barclays Bank PLC, U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Gold Nearby Total Return Index, multiplied by 2.5)(b)(c)		02/03/2025	14,500	19,655,392
Royal Bank of Canada (Canada), (linked to RBC Enhanced Copper 2x Index, multiplied by 2)(b)(c)		09/03/2024	15,500	18,478,295
Societe Generale S.A. (France), U.S. Federal Funds Effective Rate minus 0.02% (linked to the Societe Generale Soybean Meal Index, multiplied by 2)(b)(c)		02/28/2025	20,700	17,742,939
Total Commodity-Linked Securities (Cost $82,700,000)				99,152,775
			Shares
Money Market Funds–62.72%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e)			110,635,488	110,635,488
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 5.51%(d)(e)			134,967,278	134,967,278
Invesco Treasury Portfolio, Institutional Class, 5.20%(d)(e)			204,502,871	204,502,871
Total Money Market Funds (Cost $450,105,637)				450,105,637
TOTAL INVESTMENTS IN SECURITIES–97.06% (Cost $679,905,637)				696,496,057
OTHER ASSETS LESS LIABILITIES–2.94%				21,092,903
NET ASSETS–100.00%				$717,588,960
Investment Abbreviations:
SOFR	– Secured Overnight Financing Rate
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2024.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $99,152,775, which represented 13.82% of the Fund’s Net Assets.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$116,900,583	$81,549,831	$(87,814,926)	$-	$-	$110,635,488	$4,231,252
Invesco Liquid Assets Portfolio, Institutional Class	82,535,610	54,867,675	(137,405,056)	(37,947)	39,718	-	2,968,924
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	171,052,283	310,096,305	(346,181,310)	-	-	134,967,278	6,466,804
Invesco Treasury Portfolio, Institutional Class	133,600,667	171,538,593	(100,636,389)	-	-	204,502,871	4,901,261
Total	$504,089,143	$618,052,404	$(672,037,681)	$(37,947)	$39,718	$450,105,637	$18,568,241

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Coffee ’C’	385	September-2024	$33,090,750	$198,735	$198,735
Corn	217	December-2024	4,337,288	(435,190)	(435,190)
Cotton No. 2	411	December-2024	14,177,445	(2,450,986)	(2,450,986)
LME Nickel	19	September-2024	1,878,850	(358,500)	(358,500)
Soybean	563	November-2024	28,783,375	(3,814,567)	(3,814,567)
Wheat	85	December-2024	2,346,000	(535,474)	(535,474)
Subtotal—Long Futures Contracts				(7,395,982)	(7,395,982)
Short Futures Contracts
Commodity Risk
LME Nickel	19	September-2024	(1,878,850)	102,411	102,411
Total Futures Contracts				$(7,293,571)	$(7,293,571)

(a)	Futures contracts collateralized by $17,165,881 cash held with Goldman Sachs International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty(c)	Pay/ Receive	Reference Entity	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30%	Monthly	1,126,000	February—2025	USD	55,667,638	$—	$368,315	$368,315
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	136,800	February—2025	USD	35,586,194	—	1,225,003	1,225,003
Macquarie Bank Ltd.	Receive	Modified Macquarie Single Commodity Sugar type A Excess Return Index	0.34	Monthly	28,500	June—2025	USD	7,527,363	—	147,049	147,049
Merrill Lynch International	Pay	Merrill Lynch Gold Excess Return Index	0.01	Monthly	42,600	March—2025	USD	10,667,253	—	0	0
Merrill Lynch International	Pay	MLCIAPLH Excess Return Index	0.00	Monthly	965,000	June—2025	USD	5,951,155	—	0	0
Merrill Lynch International	Pay	MLCX2LCER Excess Return Index	0.06	Monthly	14,500	June—2025	USD	1,074,902	—	0	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	109,500	September—2024	USD	11,927,047	—	22	22
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	38,330	January—2025	USD	34,016,645	—	4	4
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	52,500	June—2025	USD	3,269,154	—	0	0
Merrill Lynch International	Receive	MLCX1XBE Excess Return Index	0.10	Monthly	76,200	September—2024	USD	34,720,279	—	0	0
Merrill Lynch International	Receive	MLCXLXAE Excess Return Index	0.25	Monthly	23,300	May—2025	USD	6,419,334	—	0	0
Morgan Stanley and Co. International PLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	99,300	February—2025	USD	16,960,758	—	38,528	38,528
Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.32	Monthly	53,100	June—2025	USD	25,317,400	—	0	0
Subtotal — Appreciation									—	1,778,921	1,778,921
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty(c)	Pay/ Receive	Reference Entity	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Brent Crude Roll Yield Index	0.17%	Monthly	8,850	March—2025	USD	5,036,497	$—	$(183,691)	$(183,691)
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.17	Monthly	54,050	April—2025	USD	23,126,379	—	(838,202)	(838,202)
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	29,500	August—2024	USD	17,500,329	—	(601,154)	(601,154)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	25,800	February—2025	USD	3,087,342	—	(184,111)	(184,111)
Cargill, Inc.	Receive	Cargill Single Commodity Index	0.41	Monthly	116,300	June—2025	USD	34,942,498	—	(1,980,135)	(1,980,135)
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Extended Cotton (Daily Rebalancing) Excess Return Index	0.20	Monthly	147,500	February—2025	USD	15,643,260	—	(680,418)	(680,418)
Goldman Sachs International	Receive	Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index	0.30	Monthly	25,800	June—2025	USD	7,171,652	258,017	26,091	(231,926)
Goldman Sachs International	Receive	Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index	0.35	Monthly	112,000	June—2025	USD	6,041,207	5,565	(280,899)	(286,464)
J.P. Morgan Chase Bank, N.A.	Pay	S&P GSCI Gold Index Excess Return	0.08	Monthly	37,700	December—2024	USD	5,948,310	—	(75,264)	(75,264)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	133,800	February—2025	USD	51,929,546	—	(245,697)	(245,697)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Nickel Type A Excess Return Index	0.17	Monthly	50,200	June—2025	USD	4,606,578	—	(241,372)	(241,372)
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley MSCY2XBD0 Index	0.15	Monthly	20,850	September—2024	USD	18,621,883	—	(24,365)	(24,365)
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Soybean Oil Dynamic Roll Index	0.30	Monthly	128,300	December—2024	USD	26,131,490	—	(1,414,110)	(1,414,110)
UBS AG	Receive	UBS Modified Roll Select Heating Oil Strategy	0.30	Monthly	427,700	December—2024	USD	49,736,292	—	(1,598,767)	(1,598,767)
Subtotal — Depreciation									263,582	(8,322,094)	(8,585,676)
Total — Total Return Swap Agreements									$263,582	$(6,543,173)	$(6,806,755)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $21,368,750.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Bloomberg Gold Subindex
	Long Futures Contracts
	Gold	100.00%
Barclays Gold Nearby Total Return Index
	Long Futures Contracts
	Gold	100.00%
RBC Enhanced Copper 2x Index
	Long Futures Contracts
	Copper	100.00%
Societe Generale Soybean Meal Index
	Long Futures Contracts
	Soybean Meal	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminium	100.00%
Macquarie Single Commodity Silver type A Excess Return Index
	Long Futures Contracts
	Silver	100.00%
Modified Macquarie Single Commodity Sugar type A Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCIAPLH Excess Return Index
	Long Futures Contracts
	Lean Hogs	100.00%
MLCX2LCER Excess Return Index
	Long Futures Contracts
	Live Cattle	100.00%
MLCX Aluminum Annual Excess Return Index
	Long Futures Contracts
	Aluminium	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
MLCX1XBE Excess Return Index
	Long Futures Contracts
	Gasoline Unleaded	100.00%
MLCXLXAE Excess Return Index
	Long Futures Contracts
	Cocoa	100.00%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Kansas Wheat	100.00%
RBC Enhanced Brent Crude Oil 01 Excess Return Index
	Long Futures Contracts
	Brent Crude	100.00%
Barclays Brent Crude Roll Yield Index
	Long Futures Contracts
	Brent Crude	100.00%
Barclays WTI Crude Roll Yield Excess Return Index
	Long Futures Contracts
	WTI Crude	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Cargill Single Commodity Index
	Long Futures Contracts
	Sugar	100.00%
Citi Commodities Curve Beta Enhanced Extended Cotton (Daily Rebalancing) Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie Single Commodity Nickel Type A Excess Return Index
	Long Futures Contracts
	Nickel	100.00%
Morgan Stanley MSCY2XBD0 Index
	Long Futures Contracts
	Gasoline RBOB	100.00%
Morgan Stanley Soybean Oil Dynamic Roll Index
	Long Futures Contracts
	Soybean Oil	100.00%
UBS Modified Roll Select Heating Oil Strategy
	Long Futures Contracts
	Heating Oil	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$147,237,645	$—	$147,237,645
Commodity-Linked Securities	—	99,152,775	—	99,152,775
Money Market Funds	450,105,637	—	—	450,105,637
Total Investments in Securities	450,105,637	246,390,420	—	696,496,057
Other Investments - Assets*
Futures Contracts	301,146	—	—	301,146
Swap Agreements	—	1,778,921	—	1,778,921
	301,146	1,778,921	—	2,080,067
Other Investments - Liabilities*
Futures Contracts	(7,594,717)	—	—	(7,594,717)
Swap Agreements	—	(8,585,676)	—	(8,585,676)
	(7,594,717)	(8,585,676)	—	(16,180,393)
Total Other Investments	(7,293,571)	(6,806,755)	—	(14,100,326)
Total Investments	$442,812,066	$239,583,665	$—	$682,395,731

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Commodity Strategy Fund